Client Name:
Client Project Name:	SEMT 2026-5
Start - End Dates:	12/11/2025 - 3/19/2026
Deal Loan Count:	237

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL4727	Modification Defect	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	DTI	CRDDTI106	Debt Ratio Exception >xxx% and <xxx%	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	9
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4993	TRID CD: The Total Fixed Payment disclosed in at least one column of the Projected Payments section of the Final Closing Disclosure does not match the Total Fixed Payment Clayton that calculates.	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least xxx CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	13
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in xxx days of application	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	2
Total				36

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